Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Summary of remaining contractual maturities at the end of years presented of the Group's financial liabilities

	Carrying	Payable
As at December 31, 2021	amount	within 1 year	1-3 years	Total
Accounts payable and accrued liabilities	$4,859,352	$4,859,352	$—	$4,859,352
Lease liability	117,579	44,708	72,871	117,579
	$4,976,931	$4,904,060	$72,871	$4,976,931